FORMULAFOLIOS US EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares		Fair Value
	COMMON STOCK - 86.5%
	ADVERTISING - 1.5%
38	Omnicom Group, Inc.	$ 2,086

	AEROSPACE / DEFENSE - 0.2%
1	Northrop Grumman Corp.	303

	AIRLINES - 1.2%
55	Alaska Air Group, Inc.	1,566

	BEVERAGES - 4.1%
99	Monster Beverage Corp.*	5,570

	BIOTECHNOLOGY - 8.1%
16	Biogen, Inc.*	5,062
22	Illumina, Inc.*	6,009
		11,071
	BUILDING MATERIALS - 1.6%
52	Fortune Brands Home & Security, Inc.	2,249

	COMMERCIAL SERVICES - 1.8%
18	Automatic Data Processing, Inc.	2,460

	COMPUTERS - 3.5%
42	Amdocs Ltd.	2,309
23	International Business Machines Corp.	2,551
		4,860
	DIVERSIFIED FINANCIAL SERVICES - 1.3%
40	Evercore, Inc.	1,842

	ELECTRIC - 6.8%
53	Alliant Energy Corp.	2,559
24	Entergy Corp.	2,255
59	Exelon Corp.	2,172
53	Public Service Enterprise Group, Inc.	2,380
		9,366
	ELECTRONICS - 0.5%
1	Mettler-Toledo International, Inc.*	691

	HEALTHCARE-PRODUCTS - 16.8%
25	Align Technology, Inc.*	4,349
62	Baxter International, Inc.	5,034
22	Edwards Lifesciences Corp.*	4,150
17	IDEXX Laboratories, Inc.*	4,118
19	Thermo Fisher Scientific, Inc.	5,388
		23,039
	HEALTHCARE-SERVICES - 9.1%
10	Anthem, Inc.	2,270
46	Centene Corp.*	2,733
30	UnitedHealth Group, Inc.	7,481
		12,484
	INSURANCE - 3.8%
30	American Financial Group, Inc.	2,102
73	First American Financial Corp.	3,096
		5,198
	INTERNET - 1.6%
38	Expedia Group, Inc.	2,138

	IRON/STEEL - 3.5%
23	Reliance Steel & Aluminum Co.	2,015
124	Steel Dynamics, Inc.	2,795
		4,810
	MACHINERY-DIVERSIFED - 1.7%
48	Graco, Inc.	2,339

	MISCELLANEOUS MANUFACTURER - 1.8%
20	Carlisle Cos., Inc.	2,506

	PACKAGING & CONTAINERS - 1.8%
29	Packaging Corp. of America	2,518

	PHARMACEUTICALS - 6.3%
8	AmerisourceBergen Corp.	708
41	Johnson & Johnson	5,376
34	Merck & Co., Inc.	2,616
		8,700
	RETAIL - 1.9%
3	Starbucks Corp.	197
29	Tractor Supply Co.	2,452
		2,649
	SEMICONDUCTORS - 2.1%
52	Intel Corp.	2,814

	SOFTWARE - 1.9%
17	Jack Henry & Associates, Inc.	2,639

	TOYS/GAMES/HOBBIES - 1.6%
30	Hasbro, Inc.	2,147

	TRANSPORTATION - 2.0%
41	Expeditors International of Washington, Inc.	2,736

	TOTAL COMMON STOCK (Cost - $132,320)	118,781

	SHORT-TERM INVESTMENT - 9.6%
	MONEY MARKET FUND - 9.6%
13,184	Fidelity Government Institutional Money Market Fund, Institutional Class, 0.30% **	13,184
	TOTAL SHORT-TERM INVESTMENT (Cost - $13,184)

	TOTAL INVESTMENTS - 96.1% (Cost - $145,504)	$ 131,965
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.9%	5,368
	NET ASSETS - 100.0%	$ 137,333

* Non-Income producing security
** Interest rate reflects seven-day effective yield on March 31, 2020.

FORMULAFOLIOS US EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standards Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Portfolio may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust's Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2020 in valuing the Portfolio's assets carried at fair value:

	Level 1	Level 2	Level 3	Total
	$ 118,781	$ -	$ -	$ 118,781
	13,184	-	-	13,184
	$ 131,965	$ -	$ -	$ 131,965
The Portfolio did not hold any Level 3 securities during the period.
* Refer to the Portfolio of Investments for industry classification.

The identified cost of investments in securities owned by the Portfolio for federal income tax purposes and its respective gross unrealized appreciation and depreciation at March 31, 2020, were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$ 148,390	$ 1,552	$ (17,977)	$ (16,425)